Significant Accounting Policies	9 Months Ended
Sep. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
Significant Accounting Policies

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

The accounting policies and calculation methods applied in the preparation of the interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2018 and for the year then ended, except for the adoption of International Financing Reporting Standard No. 16 “Leases” (“IFRS 16”), effective from January 1, 2019, as set forth below.

IFRS 16 “Leases”

a.	The Company has adopted IFRS 16 retrospectively from January 1, 2019, but has not restated comparative figures for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new accounting rules are therefore recognized in the statement of financial position at the date of initial application.

b.	On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 “Leases.” These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average of lessee’s incremental annual borrowing rate applied to the lease liabilities on January 1, 2019, was 4.1%.

The lease liabilities recognized in the statement of financial position at the date of initial application were approximately $2.6 million, of which approximately $0.4 million were current lease liabilities and $2.2 million non-current lease liabilities. The associated right-of-use assets were measured at the amount equal to the lease liability and as a result, there was no impact on retained earnings on January 1, 2019.

The net recognized right-of-use assets as of January 1, 2019 and September 30, 2019 relate to the following types of assets: properties of approximately $3.4 million and approximately $3.0 million, respectively, and vehicles of $0.3 million and $0.2 million, respectively.

In applying IFRS 16 for the first time, the Company used the practical expedient permitted by the standard, the accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019, as short-term leases.

The Company has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made by applying IAS-17 and IFRIC-4 to determining whether an arrangement contains a lease.

c.	Through the end of the 2018 financial year, the leases of offices and vehicles by the Company were classified as operating leases and payments made were charged to profit or loss on a straight-line basis over the period of the lease.

From January 1, 2019, the leases are recognized as right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the relative liability and financial cost. The financial cost is charged to profit or loss under “Financial Expenses (Income), net” over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments (including in-substance fixed payments) and variable lease payments which are based on an index or a rate. Variable lease payments were not significant for the period.

The lease payments are discounted using the lessee’s incremental borrowing rate, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Right-of-use assets are measured at cost, being the amount of the initial measurement of the lease liability.

The Company elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company will not recognize right-of-use assets or lease liabilities, and this includes not recognizing right-of-use assets or lease liabilities for existing short-term leases of those assets in transition. Instead, the Company will continue to recognize the lease payments for those leases in profit or loss on a straight-line basis over the lease term. The lease payments, except of interest expenses, are classified in the statements of cash flows as financing activities. Until January 1, 2019, lease payments were classified as operating activities.

The following table sets forth a maturity analysis of the Company’s lease liabilities as of September 30, 2019:

(U.S. dollars in thousands)	September 30, 2019
2019 (excluding the nine months ended September 30, 2019)	$236
2020	$874
2021	$471
After 2022	$1,982
Total undiscounted cash flows	$3,563
Less: imputed interest	$439
Present value of lease liabilities	$3,124